UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor IiI, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001892312

GCAT 2022-INV2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative
99.2	Opus Exception Report
99.3	Opus Rating Agency Grading Report
99.4	Opus ATR Report
99.5	Opus Data Compare
99.6	Opus Valuation Report
99.7	AMC Diligence, LLC (“AMC”) Executive Summary
99.8	AMC Rating Agency Grades
99.9	AMC Exception Grades
99.10	AMC Valuation Summary
99.11	AMC Supplemental Data
99.12	AMC Data Compare
99.13	Clayton Services LLC (“Clayton”) Narrative
99.14	Clayton Tape Compare Report
99.15	Clayton ATR QM Report
99.16	Clayton Conditions Report
99.17	Clayton Valuations Summary
99.18	Clayton Waived Conditions Summary
99.19	Consolidated Analytics, Inc. (“Consolidated Analytics”) Executive Summary (BANA Loans)
99.20	Consolidated Analytics Due Diligence Standard (BANA Loans)
99.21	Consolidated Analytics Grading Summary (BANA Loans)
99.22	Consolidated Analytics Valuations Summary (BANA Loans)
99.23	Consolidated Analytics Data Compare (BANA Loans)
99.24	Consolidated Analytics ATR QM Report (BANA Loans)
99.25	Consolidated Analytics Executive Summary (AG Loans)
99.26	Consolidated Analytics Due Diligence Standard (AG Loans)
99.27	Consolidated Analytics Grading Summary Report (AG Loans)
99.28	Consolidated Analytics Valuations Summary Report (AG Loans)
99.29	Consolidated Analytics Data Compare Report (AG Loans)
99.30	Consolidated Analytics ATR-QM Report (AG Loans)
99.31	Consolidated Analytics Additional Fields Report (AG Loans)
99.32	The StoneHill Group, Inc. (“StoneHill”) Executive Summary
99.33	StoneHill Rating Agency Grades Summary Report
99.34	StoneHill ATR OR QM Report
99.35	StoneHill Rating Agency Grades Detail Report
99.36	StoneHill Supplement Data Extract
99.37	StoneHill Valuation Report
99.38	StoneHill Data Compare Report
99.39	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.40	Digital Risk Rating Agency Grades
99.41	Digital Risk Supplemental Data Report
99.42	Digital Risk Data Integrity Report
99.43	Digital Risk Findings Report
99.44	Digital Risk Valuation Securitization Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat Depositor iII, LLC

(Depositor)

Date: April 5, 2022

/s/ Thomas Durkin

Name: Thomas Durkin

Title: President (senior officer in charge of securitization)